Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	$ 128,675,720
Total Other debt securities measured at fair value through other comprehensive income	178,005,144	$ 63,824,735
Debt Securities of Financial Trust provisional Best Consumer Finance	31,113,789	24,004,210
TOTAL OTHER DEBT SECURITIES	209,118,933	87,828,945
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	4,540,814	652,210
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	44,788,610	640,268
Debt Securities of Financial Trust provisional Best Consumer Finance	30,583,099	20,309,976
Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		62,532,257
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	530,690	3,694,234
US Treasury Bill - Maturity: 01-07-2020 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		652,210
Other [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	66,269
Debt Securities of Financial Trust provisional Best Consumer Finance		3,318,533
Other [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		27,012,501
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	27,879	3,348,650
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-03-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		20,124,827
Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-07-2020 [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		15,394,929
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		437,591
Bonds Par denominated in Pesos - Maturity 12-31-2038 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		31,485
Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		10,855,842
National treasury bills coupon capitalized in pesos - Maturity: 02-26-2020 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		2,045,071
National treasury bills capitalized in pesos - Maturity: 05-13-2020 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		1,957,560
Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		1,663,894
Corporate Bonds YPF SA Class 046 - Maturity: 03-04-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		80,217
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		100,337
Corporate Bonds Central Térmica Roca SA Class 004 - Maturity: 07-24-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		35,559
Corporate Bonds Albanesi SA Class 003 - Maturity: 06-15-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		38,446
Corporate Bonds Generación Mediterránea SA Class 008 - Maturity: 08-29-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		21,943
Corporate Bonds Rombo Compañía Financiera SA S041 - Maturity: 01-29-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		69,082
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	115,417,483	50,355,730
Level 1 [member] | Federal government treasury bonds in pesos BADLAR + 100 PB - Maturity: 08-05-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	19,275,639
Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER – Maturity: 07-22-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	8,941,173
Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 04-17-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	8,601,842
Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-05-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	3,419,978
Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	1,039,269
Level 1 [member] | Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	986,265
Debt Securities of Financial Trust provisional Best Consumer Finance	1,583,139
Level 1 [member] | Federal government treasury bonds linked to dollar - Maturity: 11-30-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	900,540
Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	875,759
Level 1 [member] | Bonds of the Argentine Republic in dollars Step Up - Maturity: 07-09-2030 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	417,330
Level 1 [member] | Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	264,546
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	19,732,940
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-19-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	17,642,322
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-05-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	15,109,347
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-26-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	13,603,450
Level 1 [member] | US Treasury Bill - Maturity: 01-14-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	2,524,323
Level 1 [member] | US Treasury Bill - Maturity: 01-19-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	841,433
Level 1 [member] | US Treasury Bill - Maturity: 01-21-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	673,150
Level 1 [member] | US Treasury Bill - Maturity: 01-28-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	501,908
Level 1 [member] | Federal government treasury bonds adjusted by CER - Maturity: 04-17-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	8,573,109
Level 1 [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	183,639
Level 1 [member] | Federal government treasury bonds adjusted by CER - Maturity: 03-18-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	55,692
Level 1 [member] | Bonds Par denominated in Pesos - Maturity 12-31-2038 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	28,251
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	62,587,661	$ 13,469,005
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	21,218,562
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-28-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	18,420,266
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-14-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	12,025,981
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	10,922,852
Level 2 [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	20,159,269
Level 2 [member] | Corporate Bonds YPF SA Class 046 - Maturity: 03-04-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	97,853
Level 2 [member] | Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	74,269
Level 2 [member] | Corporate Bonds Tecpetrol SA Class 003 - Maturity: 02-20-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	49,563
Level 2 [member] | Corporate Bonds Central Térmica Roca SA Class 004 - Maturity: 07-24-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	36,863
Level 2 [member] | Corporate Bonds Albanesi SA Class 003 - Maturity: 06-15-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	30,897
Level 2 [member] | Corporate Bonds Santander Río Bank S.A. Class 021 - Maturity: 01-26-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	25,709
Level 2 [member] | Corporate Bonds Generación Mediterránea SA Class 008 - Maturity: 08-29-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	20,973
Level 2 [member] | Corporate Bonds Rombo Compañía Financiera SA S041 - Maturity: 01-29-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	17,000
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 201 Class A - Maturity: 08-30-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	78,659
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 200 Class A - Maturity: 06-28-2021 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	$ 71,025